Investments Accounted for Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 9,923,933	$ 12,992,803
Additions	38,607,008	58,634
Share of profit of associates and joint ventures accounted for using the equity method	3,281,241	3,177,409	$ 3,509,392
Dividends Declared	(426,845)	(6,479,806)
Foreign Currency Translation	(361,196)	1,411,093
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	1,043,185	359,797	18,982
Other Increase (Decrease)	(34,362,483)	(1,601,124)
Investments accounted for using Equity Method, before negative equity provision Ending balance	17,704,843	9,918,806
Negative Equity Provision	47,935	5,127
Investments accounted for using Equity Method, Ending balance	$ 17,752,778	$ 9,923,933	12,992,803
HIF H2 S.p.A [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	50.00%	50.00%
Investments accounted for using Equity Method, Beginning balance	$ 1,277
Additions	2,744,259	$ 1,277
Share of profit of associates and joint ventures accounted for using the equity method	(2,750,793)
Foreign Currency Translation	146
Investments accounted for using Equity Method, before negative equity provision Ending balance	(5,111)	1,277
Negative Equity Provision	5,111
Investments accounted for using Equity Method, Ending balance		$ 1,277
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		0.00%
Investments accounted for using Equity Method, Beginning balance		$ 7,451,193
Share of profit of associates and joint ventures accounted for using the equity method		(292,529)
Dividends Declared		(5,360,886)
Other Increase (Decrease)		$ (1,797,778)
Investments accounted for using Equity Method, Ending balance			7,451,193
Sociedad de Inversiones K Cuatro SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		50.00%
Additions	29,352,972
Share of profit of associates and joint ventures accounted for using the equity method	(266,328)
Other Increase (Decrease)	(29,086,644)
Suministradora De Buses K Cuatro Spa [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		0.50%
Additions	296,809
Share of profit of associates and joint ventures accounted for using the equity method	(3,259)
Other Increase (Decrease)	$ (293,550)
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	33.33%	33.33%
Investments accounted for using Equity Method, Beginning balance	$ 5,706,636	$ 1,729,383
Share of profit of associates and joint ventures accounted for using the equity method		3,620,701
Dividends Declared		(381,860)
Foreign Currency Translation		738,412
Investments accounted for using Equity Method, before negative equity provision Ending balance		5,706,636
Investments accounted for using Equity Method, Ending balance		$ 5,706,636	1,729,383
GNL Chile S.A. [Member] | Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		33.33%
Investments accounted for using Equity Method, Beginning balance	5,706,636
Share of profit of associates and joint ventures accounted for using the equity method	6,846,528
Foreign Currency Translation	(149,017)
Investments accounted for using Equity Method, before negative equity provision Ending balance	12,404,147
Investments accounted for using Equity Method, Ending balance	12,404,147	$ 5,706,636
Enel Argentina S A
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		0.08%
Investments accounted for using Equity Method, Beginning balance	387,135	$ 370,563
Share of profit of associates and joint ventures accounted for using the equity method	(22,337)	(108,016)
Dividends Declared	(42,758)	(66,360)
Foreign Currency Translation	(144,639)	(5,706)
Other Increase (Decrease)	210,927	196,654
Investments accounted for using Equity Method, before negative equity provision Ending balance	388,328	387,135
Investments accounted for using Equity Method, Ending balance	388,328	$ 387,135	370,563
Energa Marina SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		25.00%
Additions	16,493	$ 57,357
Share of profit of associates and joint ventures accounted for using the equity method	(59,317)	(62,484)
Investments accounted for using Equity Method, before negative equity provision Ending balance	(42,824)	(5,127)
Negative Equity Provision	$ 42,824	$ 5,127
Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	20.00%	20.00%
Investments accounted for using Equity Method, Beginning balance	$ 3,828,885	$ 3,441,664
Share of profit of associates and joint ventures accounted for using the equity method	(29,621)	19,737
Dividends Declared	(384,087)	(670,700)
Foreign Currency Translation	(67,686)	678,387
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	1,033,236	359,797
Other Increase (Decrease)	$ (4,380,727)
Investments accounted for using Equity Method, before negative equity provision Ending balance		3,828,885
Investments accounted for using Equity Method, Ending balance		$ 3,828,885	$ 3,441,664
Enel X Way Chile S.p.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	49.00%	49.00%
Additions	$ 6,196,475
Share of profit of associates and joint ventures accounted for using the equity method	(433,632)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	9,949
Other Increase (Decrease)	(812,489)
Investments accounted for using Equity Method, before negative equity provision Ending balance	4,960,303
Investments accounted for using Equity Method, Ending balance	$ 4,960,303